Trade and Other Liabilities - Additional Information (Detail) - IFRS 15 [member] £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Trade and other payables [line items]
Sales return liability	£ 173
Increase in deferred income	£ 28